Other Taxes Payable (Details) - Schedule of Other Taxes Payable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Taxes Payable [Abstract]
VAT payable	$ 17,785	$ 15,266
Income tax payable	2,406	2,505
Business tax payable	1,501	1,319
Others	11
Total	$ 21,703	$ 19,090